Income Tax (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated business losses carried forward	$ 18.2
Timing differences for research and development expenses carried forward for which deferred tax assets not recognized	$ 4.3
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	23.00%	23.00%
Belgium [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	25.00%